Options and Warrants - Schedule of Stock Options (Details) (10-K) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding, Granted	140,000,000
2012 Equity Incentive Plan [Member]
Options Outstanding, Beginning		5,800,000	6,300,000
Options Outstanding, Granted
Options Outstanding, Exercised		(4,000,000)	(500,000)
Options Outstanding, Forfeited
Options Outstanding, Ending	1,800,000	1,800,000	5,800,000
Options Exercisable, Ending		1,800,000
Weighted Average Exercise Price Outstanding, Beginning		$ 0.00	$ 0.0049
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Exercised		0.01	0.01
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding, Ending		0.00	$ 0.00
Weighted Average Exercise Price Exercisable, Ending		$ 0.0045
Weighted Average Remaining Contractual Term (in years) Outstanding, Beginning		1 year 6 months	2 years 4 months 24 days
Weighted Average Remaining Contractual Term (in years) Outstanding, Ending		6 months	1 year 6 months
Weighted Average Remaining Contractual Term (in years) Exercisable, Ending		6 months
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable, Ending